Long-term Debt - Summary of Transactions and Carrying Value of Long-term Debt (Parenthetical) (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Borrowings [Line Items]
Reduction of face value of second OID loan		$ 2,639
Royalty Agreement Related Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Reduction of face value of second OID loan	$ 3,917